NOTE 18: OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
Note 18 Operating Expenses
OPERATING EXPENSES
		Years ended December 31,
	Note	2019	2018	2017
Salaries and benefits	23	$1,985,735	$1,786,804	$1,205,514
Rent		84,924	272,768	267,272
Advertising and promotion		313,870	306,799	171,814
Telephone and internet		106,841	97,028	—
Penalties		165,000	—	—
Other		277,249	54,282	392,408
		$2,933,619	$2,517,681	$2,037,008